Report of the directors financial review risk report	6 Months Ended
Jun. 30, 2023
Report Of The Directors Financial Review Risk Report [Abstract]
Report Of The Directors Financial Review Risk Report
Summary of credit risk
The following disclosure presents the gross carrying/nominal amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for ECL.
The following tables analyse loans by industry sector and represent the concentration of exposures on which credit risk is managed. The allowance for ECL increased from $12.6bn at 31 December 2022 to $12.8bn at 30 June 2023.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
	At 30 Jun 2023		At 31 Dec 2022
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	971,296	(11,738)	935,008	(11,447)
– personal	453,447	(3,026)	414,882	(2,870)
– corporate and commercial	441,258	(8,401)	453,202	(8,320)
– non-bank financial institutions	76,591	(311)	66,924	(257)
Loans and advances to banks at amortised cost	100,995	(74)	104,544	(69)
Other financial assets measured at amortised cost	960,249	(489)	954,934	(493)
– cash and balances at central banks	307,734	(1)	327,005	(3)
– items in the course of collection from other banks	10,649	—	7,297	—
– Hong Kong Government certificates of indebtedness	42,407	—	43,787	—
– reverse repurchase agreements – non-trading	258,056	—	253,754	—
– financial investments	131,277	(27)	109,086	(20)
– assets held for sale[2]	80,244	(402)	102,556	(415)
– prepayments, accrued income and other assets[3]	129,882	(59)	111,449	(55)
Total gross carrying amount on-balance sheet	2,032,540	(12,301)	1,994,486	(12,009)
Loans and other credit-related commitments	649,526	(348)	618,788	(386)
– personal	253,764	(25)	244,006	(27)
– corporate and commercial	265,552	(301)	269,187	(340)
– financial	130,210	(22)	105,595	(19)
Financial guarantees	18,882	(51)	18,783	(52)
– personal	1,188	—	1,135	—
– corporate and commercial	13,613	(47)	13,587	(50)
– financial	4,081	(4)	4,061	(2)
Total nominal amount off-balance sheet[4]	668,408	(399)	637,571	(438)
	2,700,948	(12,700)	2,632,057	(12,447)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	287,195	(125)	265,147	(126)
1    Total ECL is recognised in the loss allowance for the financial asset unless total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 68.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 108, includes both financial and non-financial assets.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change for expected credit losses and other credit impairment charges’ in the income statement.
Assets held for sale
At 30 June 2023, the most material balances held for sale came from our banking business in Canada. During the first half of 2023 the planned sale of our retail banking operations in France became less certain and no longer met the definition of held for sale.
‘Loans and other credit-related commitments’ and ‘financial guarantees’, as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as ‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
	At 30 Jun 2023		At 31 Dec 2022
	Total gross loans and advances	Allowance for ECL	Total gross loans and advances	Allowance for ECL
	$m	$m	$m	$m
As reported	1,072,291	(11,812)	1,039,552	(11,516)
Reported in ‘Assets held for sale’	60,739	(379)	81,221	(392)
Total	1,133,030	(12,191)	1,120,773	(11,908)

At 30 June 2023, gross loans and advances of our banking business in Canada were $56.3bn, and the related allowances for ECL were $0.2bn.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 30 June 2023 of loans and advances to banks and customers classified as held for sale, see Note 15 on the interim condensed financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
	Banking business in Canada		Retail banking operations in France		Other[1]		Total
	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL	Gross carrying value	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	56,178	(247)	—	—	3,410	(130)	59,588	(377)
– personal	26,908	(87)	—	—	1,463	(61)	28,371	(148)
– corporate and commercial	27,732	(155)	—	—	1,947	(69)	29,679	(224)
– non-bank financial institutions	1,538	(5)	—	—	—	—	1,538	(5)
Loans and advances to banks at amortised cost	76	—	—	—	1,075	(2)	1,151	(2)
At 30 Jun 2023	56,254	(247)	—	—	4,485	(132)	60,739	(379)

Loans and advances to customers at amortised cost	55,431	(234)	25,121	(92)	412	(62)	80,964	(388)
– personal	26,637	(75)	22,691	(88)	305	(47)	49,633	(210)
– corporate and commercial	27,128	(154)	2,379	(4)	107	(15)	29,614	(173)
– non-bank financial institutions	1,666	(5)	51	—	—	—	1,717	(5)
Loans and advances to banks at amortised cost	100	—	—	—	157	(4)	257	(4)
At 31 Dec 2022	55,531	(234)	25,121	(92)	569	(66)	81,221	(392)
1    Comprising assets held for sale relating to the planned merger of our business in Oman, and the planned sales of our branch operations in Greece and our business in Russia.
Measurement uncertainty and sensitivity analysis of ECL estimates
The recognition and measurement of ECL involves the use of significant judgement and estimation. We form multiple economic scenarios based on economic forecasts, apply these assumptions to credit risk models to estimate future credit losses, and probability-weight the results to determine an unbiased ECL estimate. Management judgemental adjustments are used to address late-breaking events, data and model limitations, model deficiencies and expert credit judgements.
At 30 June 2023, management recognised a reduction in uncertainty in most markets. It was management's view that the Central scenario sufficiently reflected the muted global economic environment and that the probability weightings assigned to this scenario for each of our major markets should increase and revert to the standard weight of 75%.
Methodology
At 30 June 2023, four economic scenarios were used to capture the current economic environment and to articulate management’s view of the range of potential outcomes. Each scenario is updated with new forecasts and estimates each quarter.
The Upside, Central and Downside scenarios are drawn from external consensus forecasts, market data and distributional estimates of the entire range of economic outcomes.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks.
Economic scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
In June 2023, following a significant shift in UK policy interest rate expectations, the Central scenario for the UK was updated and key economic and financial variables were updated. Outer scenario economic variables for the UK were changed in parallel with these Central scenario adjustments.
Description of economic scenarios
In the Central scenario, global economic forecasts have improved since 1Q23. In western Europe and North America, GDP and employment have proved resilient to higher inflation and interest rates, as well as the failure of several US banks. In Hong Kong and mainland China, the post-pandemic reopening has led to a faster than expected improvement in growth and expectations, which has now been reflected in forecasts.
Stronger than expected growth means that inflation has declined at a slower pace than projected. For many markets, inflation forecasts have been raised. Further monetary tightening is also expected although interest rates are, in most markets, thought to be at, or close to, their peak. The UK and China are key exceptions.
In the UK, interest rates are expected to rise over the remainder of 2023. There remains uncertainty around the speed and extent of the increases, which may impose additional downside risks. In China, policy interest rates have been cut.
The Upside and Downside scenarios are designed to encompass the potential crystallisation of a number of key macro-financial risks. Higher inflation, tighter monetary policy and financial conditions, and an escalation of geopolitical risks pose key downside risks to the outlook. To the upside, a swifter decline in inflation, a cut to interest rates and greater cooperation between the US and China on trade and investment are assumed to drive faster economic growth.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario features a slowdown in GDP growth and a rise in unemployment across our major markets in 2023, relative to 2022, with the exception of Hong Kong and mainland China.
Global GDP forecasts have been raised in recent quarters due to stronger-than-expected growth in 1Q23, underpinned by resilience in household consumption. Nevertheless, the outlook for the remainder of 2023 and the beginning of 2024 remains subdued as high inflation continues to erode disposable income and curtail investment. In Hong Kong and mainland China, higher growth expectations reflect the removal of pandemic-related restrictions.
The Central scenario assumes that inflation gradually declines through 2023 and only reverts to central bank target ranges in 2025.
Global GDP is expected to grow by 2.0% in 2023 in the Central scenario. The average rate of global GDP growth is expected to be 2.6% over the forecast period, slightly below the 2.8% average five-year growth rate expectation prior to the onset of the pandemic.
Across the key markets, the Central scenario assumes the following:
–GDP growth in mainland China is expected to continue at a rate above the official target of 5% in 2023, with policy stimulus offsetting headwinds from a weak property sector and lower external demand. In Hong Kong, the resumption of international travel and tourism, and the recovery in mainland China are expected to sustain the rapid rebound in GDP, led by the services sector and high employment.
–In the UK, persistently high inflation and wage growth have caused a significant reappraisal of interest rate expectations. A substantially higher terminal rate for interest rates implies a bigger impact on confidence, discretionary income and investment. We have sought to reflect this in an updated Central scenario, which incorporates a recession for the UK that begins in the second half of 2023 and persists into 2024.
–In the remainder of western Europe and North America, economic growth is expected to slow in the second half of 2023, as tighter monetary policy and elevated inflation squeeze corporate margins and households’ real disposable income. Tighter financial conditions are expected to weigh on credit growth.
–Unemployment is expected to rise gradually in most of our key markets from 2022 levels as economic growth slows. It is forecast to fall in mainland China and Hong Kong as the economic recovery continues.
–Inflation is expected to remain above central bank targets in our key markets in 2023 as core inflation and food prices remain high. Inflation is subsequently expected to converge back to central bank targets over the next two years of the forecast. Mainland China is expected to be an exception as inflation remains low throughout the forecast horizon.
–Policy interest rates in key markets are expected to peak later this year following rapid tightening cycles over the past 18 months to bring inflation rates back towards their targets. Thereafter, they are expected to fall slowly and remain at higher levels than they were pre-pandemic. In the UK, policy interest rates are forecast to rise until the end of the year and remain high for an extended period of time.
–The Brent crude oil price is expected to average $77 per barrel in 2023, before dropping back as demand weakens. Over the entire projection the oil price is expected to average $69 per barrel.
The Central scenario was created from consensus forecasts available in May, and market-based projections updated in June. For the UK, significant UK variables, including GDP, unemployment and policy rates were updated in late June.

The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	UK	US	Hong Kong	Mainland China	Canada	France	UAE	Mexico
GDP (annual average growth rate, %)
2023	0.0	1.0	4.5	5.4	1.2	0.5	3.2	1.9
2024	(0.6)	0.9	3.2	4.9	1.0	1.0	3.8	1.7
2025	1.0	2.2	2.7	4.7	2.2	1.5	4.1	2.2
2026	1.6	2.1	2.6	4.6	2.0	1.6	3.7	2.2
2027	1.4	2.0	2.5	4.3	1.9	1.5	3.3	2.2
5-year average[1]	0.8	1.7	3.1	4.6	1.7	1.3	3.6	2.0
Unemployment rate (%)
2023	4.2	3.9	3.3	5.2	5.7	7.4	2.9	3.3
2024	4.7	4.6	3.2	5.1	6.1	7.4	2.6	3.6
2025	4.5	4.4	3.3	5.1	6.0	7.2	2.4	3.5
2026	4.4	4.2	3.2	5.1	5.8	7.3	2.4	3.5
2027	4.5	4.1	3.3	5.0	5.7	7.0	2.3	3.5
5-year average[1]	4.5	4.3	3.3	5.1	5.9	7.2	2.5	3.5
House prices (annual average growth rate, %)
2023	(1.3)	1.3	(6.4)	(2.0)	(12.9)	0.7	11.1	10.2
2024	(5.7)	1.1	0.4	5.5	(3.1)	0.6	4.4	5.3
2025	(1.9)	2.8	1.8	3.8	4.1	3.1	4.5	4.3
2026	3.2	2.6	3.0	2.9	2.8	3.8	3.9	4.0
2027	2.7	2.8	3.3	3.6	0.6	3.7	3.3	3.9
5-year average[1]	(0.6)	2.2	1.8	3.5	(0.1)	2.5	4.5	4.8
Inflation (annual average growth rate, %)
2023	7.5	4.3	2.4	1.8	3.7	5.3	3.4	5.9
2024	2.8	2.6	2.3	2.3	2.2	2.6	2.2	4.2
2025	1.8	2.2	2.1	2.1	2.0	1.9	2.1	3.7
2026	1.9	2.2	2.2	2.1	2.0	1.9	2.1	3.6
2027	2.1	2.2	2.3	2.0	2.0	1.9	2.1	3.6
5-year average[1]	2.5	2.4	2.3	2.1	2.2	2.3	2.2	3.9
1 The five-year average is calculated over a projected period of 20 quarters from 3Q23 to 2Q28.
The graphs compare the respective Central scenario with current economic expectations beginning in the second quarter of 2023.
GDP growth: Comparison of Central scenarios

UK
Note: Real GDP shown as year-on-year percentage change.

Hong Kong
Note: Real GDP shown as year-on-year percentage change.

US
Note: Real GDP shown as year-on-year percentage change.

Mainland China
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
The consensus Upside scenario features stronger growth, lower unemployment and a faster fall in inflation compared with the Central scenario. Asset prices, including housing, also rise more quickly in this scenario. Other upside risk themes include a de-escalation of geographical tensions and looser financial conditions.
The following table describes key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	8.7	(2Q28)	14.7	(2Q28)	22.5	(2Q28)	33.3	(2Q28)	15.2	(2Q28)	10.1	(2Q28)	28.8	(2Q28)	17.3	(2Q28)
Unemployment rate (%, min)[2]	3.0	(2Q25)	3.0	(1Q24)	2.5	(2Q24)	4.6	(1Q24)	5.1	(2Q25)	6.2	(2Q25)	1.8	(2Q25)	2.8	(1Q24)
House price index (%, start-to-peak)[1]	5.7	(2Q28)	22.1	(2Q28)	17.2	(2Q28)	27.2	(2Q28)	13.7	(2Q28)	17.1	(2Q28)	28.3	(2Q28)	31.2	(2Q28)
Inflation rate (YoY % change, min)[3]	1.0	(2Q24)	1.3	(2Q24)	0.4	(2Q24)	0.6	(3Q24)	1.0	(3Q24)	1.4	(3Q24)	1.1	(3Q24)	2.8	(3Q24)
1    Cumulative change to the highest level of the series during the 20-quarter projection.
2     Lowest projected unemployment rate in the scenario.
3    Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. High inflation and the monetary policy response to it remain key concerns for global growth. While supply chain disruptions caused by the Covid-19 pandemic and the Russia-Ukraine war are easing, helping to reduce headline price inflation across many markets, core inflation remains high. This reflects tight labour markets, which is putting upward pressure on wages, and resilience in demand. In turn, it raises the risk of a more forceful policy response from central banks, encompassing a steeper trajectory for interest rates, a higher terminal rate and ultimately, economic recession.
The rapid increase in interest rates has already led to a repricing of asset valuations, as corporate and household borrowers face steep increases in debt service costs. Policymakers have also raised concerns that, following the collapse of several US regional banks, financial conditions could tighten further, acting as another constraint on activity. Insolvencies and default rates could rise sharply as businesses find it difficult to refinance, and cash buffers diminish amid weaker demand.
In addition, mainland China’s recovery from the pandemic may be weaker than expected, with negative implications for global growth and Hong Kong in particular.
In the consensus Downside scenario, economic activity is considerably weaker compared with the Central scenario, driven by an intensification of geopolitical risks that aggravate supply chain disruptions and cause global energy and other commodity prices to rise. In this scenario, the economies of our key markets experience moderate recession, unemployment rates increase, and asset prices fall.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(3.2)	(3Q25)	(3.1)	(1Q24)	(2.4)	(1Q24)	(1.2)	(4Q23)	(3.3)	(1Q24)	(0.4)	(2Q24)	0.0	(3Q23)	(2.2)	(1Q24)
Unemployment rate (%, max)[2]	6.2	(4Q24)	6.1	(3Q24)	5.0	(2Q25)	6.3	(4Q24)	7.5	(1Q24)	8.5	(1Q24)	3.9	(1Q24)	4.4	(2Q24)
House price index (%, start-to-trough)[1]	(16.6)	(2Q25)	(2.6)	(1Q24)	(2.9)	(4Q23)	1.0	(3Q23)	(16.1)	(3Q24)	(1.3)	(2Q24)	(1.9)	(4Q23)	1.4	(3Q23)
Inflation rate (YoY % change, max)[3]	7.0	(3Q23)	4.1	(4Q23)	4.0	(2Q24)	4.3	(1Q24)	3.9	(1Q24)	5.6	(3Q23)	3.9	(4Q23)	6.6	(2Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2    The highest projected unemployment rate in the scenario.
3    The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic risk distribution. It incorporates the simultaneous crystallisation of a number of risks. The narrative features an escalation in geopolitical tensions, which leads to further disruptions to supply chains. This creates additional upward pressure on inflation, prompting central banks to keep interest rates higher than in the Central scenario. However, demand subsequently falls sharply and unemployment rises before inflation pressures begin to subside.

The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q23–2Q28)
	UK		US		Hong Kong		Mainland China		Canada		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(7.7)	(4Q24)	(4.3)	(2Q24)	(6.9)	(3Q24)	(8.3)	(2Q24)	(5.9)	(4Q24)	(7.1)	(3Q24)	(5.4)	(4Q24)	(8.9)	(4Q24)
Unemployment rate (%, max)[2]	9.0	(4Q24)	9.6	(2Q25)	6.3	(2Q24)	6.8	(2Q25)	12.2	(4Q24)	10.0	(3Q25)	4.4	(1Q24)	5.7	(4Q24)
House price index (%, start-to-trough)[1]	(40.8)	(3Q25)	(15.3)	(2Q24)	(16.1)	(4Q26)	(21.4)	(2Q25)	(45.1)	(2Q25)	(12.1)	(4Q25)	(4.8)	(4Q24)	1.3	(3Q23)
Inflation rate (YoY % change, max)[3]	10.3	(4Q23)	4.5	(4Q23)	4.5	(2Q24)	5.3	(1Q24)	5.0	(4Q23)	9.9	(4Q23)	4.4	(4Q23)	6.9	(2Q24)
1    Cumulative change to the lowest level of the series during the 20-quarter projection.
2     The highest projected unemployment rate in the scenario.
3     The highest projected year-on-year percentage change in inflation in the scenario.
Scenario weightings
In reviewing the economic situation, as well as the level of uncertainty and risk, management has considered both global and country-specific factors. This has led management to assigning scenario probabilities that are tailored to its view of uncertainty in individual markets.
In 2Q23, the level of certainty attached to the Central scenario was assessed to have increased compared with previous quarters. It was noted that:
–the dispersion of external economic forecasts had narrowed;
–there has been stabilisation of a number of key risk drivers; and
–the current Central scenario forecasts were sufficiently reflective of weak GDP growth prospects.

As a result, it was decided that having previously reduced the probability weights assigned to the Central scenario for each of our major markets, the weightings should increase and revert to the standard weight of 75%.
Scenario weightings for Hong Kong and mainland China, are now aligned to the consensus probability distribution. The upside potential in other major markets is considered to be limited by current inflation and monetary policy trends. Management therefore assigned only 5% to the Upside scenario in these markets. The remaining 20% weighting is assigned across our two Downside scenarios to reflect the continued downside risks posed by inflation and monetary policy.
For the UK, uncertainty generated by shifting interest rate expectations was addressed with revisions to scenario variables.
The weighting assigned to the UK Central scenario therefore aligns to the standard weight.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in our four largest markets.

US

UK

Hong Kong

Mainland China
Note: Real GDP shown as year-on-year percentage change.

Critical accounting estimates and judgements
The calculation of ECL under IFRS 9 involved significant judgements, assumptions and estimates at 30 June 2023. These included:
–the selection of economic scenarios, given rapidly changing economic conditions and a wide distribution of economic forecasts; and
–estimating the economic effects of those scenarios on ECL, particularly the effect of interest rates and inflationary pressures on specific sectors.
How economic scenarios are reflected in ECL calculations
The methodologies for the application of forward economic guidance into the calculation of ECL for wholesale and retail portfolios are set out on page 158 of the Annual Report and Accounts 2022. Models are used to reflect economic scenarios on ECL estimates. These models are based largely on historical observations and correlations with default.
Economic forecasts and ECL model responses to these forecasts are subject to a degree of uncertainty. The models continue to be supplemented by management judgemental adjustments where required.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically increases or decreases to the modelled ECL at either a customer, segment or portfolio level to account for late-breaking events, model and data limitations and deficiencies, and expert credit judgement applied during management review and challenge. These include refining model inputs and outputs, and using adjustments to ECL based on management judgement and higher levels of quantitative analysis for impacts that are difficult to model. The effects of management judgemental adjustments are considered for both balances and ECL, and will consider any changes to stage allocation where appropriate. This is in accordance with the internal adjustments framework.
The wholesale and retail management judgemental adjustments are presented as part of the internal review and challenge committees, and are subject to a further second line review, where significant. This is in line with the governance process for IFRS 9 as set out on page 145 of the Annual Report and Accounts 2022. We have internal governance in place to monitor management judgemental adjustments regularly and, where possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment as new risks emerge.
At 30 June 2023, management judgemental adjustments reduced by $0.6bn compared with 31 December 2022. Adjustments reflected macroeconomic uncertainty at a portfolio and sector level, and operational limitations.
Management judgemental adjustments made in estimating the reported ECL at 30 June 2023 are set out in the following table.

Management judgemental adjustments to ECL at 30 June 2023[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		(0.1)	(0.1)
Corporate lending adjustments		—	—
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments			—
Other retail lending adjustments	0.2		0.2
Total	0.3	(0.1)	0.2

Management judgemental adjustments to ECL at 31 December 2022[1]
	Retail	Wholesale	Total
	$bn	$bn	$bn
Banks, sovereigns, government entities and low-risk counterparties		—	—
Corporate lending adjustments		0.5	0.5
Retail lending inflation-related adjustments	0.1		0.1
Other macroeconomic-related adjustments	0.1		0.1
Other retail lending adjustments	0.2		0.2
Total	0.3	0.5	0.8
1    Management judgemental adjustments presented in the table reflect increases or (decreases) to modelled ECL, respectively.
In the wholesale portfolio, management judgemental adjustments were a decrease to modelled ECL of $50m (31 December 2022: $0.5bn increase).
–Adjustments to sovereigns, government entities and low-risk counterparties were a decrease to modelled ECL of $83m at 30 June 2023 (31 December 2022: $22m increase), mostly to reflect amendments to data and management judgemental adjustments to reflect geopolitical uncertainty and late-breaking events.
–Adjustments to corporate exposures increased modelled ECL by $33m at 30 June 2023 (31 December 2022: $0.5bn increase). These included an increase to modelled ECL of $190m, mostly due to management judgements to reflect heightened uncertainty in specific sectors and geographies, including adjustments to exposures to the real estate sector in mainland China and the US, and offsetting adjustments to specific sectors in the UK.
Management judgemental adjustments were offset by a decrease to modelled ECL of $157m to adjust for amendments to data and known model limitations. The decrease in the adjustments compared with 31 December 2022 reflected a crystallisation of downgrades and defaults for high-risk exposures, and the effect of offsetting adjustments.
In the retail portfolio, management judgemental adjustments were an increase to modelled ECL of $0.3bn at 30 June 2023 (31 December 2022: $0.3bn increase).
–Inflation-related adjustments increased ECL by $0.1bn (31 December 2022: $0.1bn). These adjustments addressed where country-specific inflation risks were not fully captured by the modelled output.
–Other retail lending adjustments increased ECL by $0.2bn (31 December 2022: $0.2bn increase), reflecting operational, data and model adjustments.
Economic scenarios sensitivity analysis of ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting ECL.
The ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating ECL for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100% weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes ECL and financial instruments related to defaulted (stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effect of macroeconomic factors are not necessarily the key consideration when performing individual assessments of ECL for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail credit risk exposures, the sensitivity analysis includes ECL for loans and advances to customers related to defaulted obligors. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity analysis is stated inclusive of management judgemental adjustments, as appropriate to each scenario and scope of sensitivity. The results tables exclude portfolios held by the insurance and private banking businesses and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
For both retail and wholesale portfolios, the gross carrying amount and nominal amount of financial instruments are the same under each scenario. For exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2]
	Gross carrying and nominal amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2023	$m	$m	$m	$m	$m	$m
UK	424,186	940	811	587	1,098	2,965
US	196,193	295	263	258	359	755
Hong Kong	430,282	609	565	395	866	1,325
Mainland China	123,776	236	188	106	347	1,265
Canada[3]	83,083	94	74	50	127	540
Mexico	28,445	69	63	49	86	232
UAE	48,637	26	25	21	31	47
France	166,451	74	70	61	86	106

By geography at 31 Dec 2022
UK	421,685	769	624	484	833	2,240
US	190,858	277	241	227	337	801
Hong Kong	415,875	925	819	592	1,315	2,161
Mainland China	125,466	295	242	144	415	1,227
Canada[3]	83,274	126	80	60	148	579
Mexico	26,096	88	80	67	116	313
UAE	45,064	45	41	30	55	93
France	173,146	110	102	90	121	145
1    ECL sensitivity includes off-balance sheet financial instruments that are subject to significant measurement uncertainty.
2    Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3    Classified as ‘assets held for sale’ at 31 December 2022 and 30 June 2023.
At 30 June 2023, the highest level of 100% scenario-weighted ECL was observed in the UK and Hong Kong. This higher ECL impact was largely driven by significant exposure in these regions. In the wholesale portfolio, off-balance sheet financial instruments have a lower likelihood to be fully converted to a funded exposure at the point of default, and consequently the ECL sensitivity impact is lower in relation to its nominal amount when compared with an on-balance sheet exposure with similar risk profile.

Compared with 31 December 2022, the Downside 2 ECL impact was higher in the UK and lower in Hong Kong. In the UK, the increase in the Downside 2 ECL impact was mostly reflective of the heightened macroeconomic uncertainty driven by the high inflation and interest rate environment. In Hong Kong, the reduction in the Downside 2 ECL impact reflected the crystallisation of defaults for certain high-risk exposures and decrease of the associated downside uncertainty.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	Gross carrying amount	Reported ECL	Consensus Central scenario ECL	Consensus Upside scenario ECL	Consensus Downside scenario ECL	Downside 2 scenario ECL
By geography at 30 Jun 2023	$m	$m	$m	$m	$m	$m
UK
Mortgages	157,016	214	201	195	215	421
Credit cards	6,958	428	418	365	433	702
Other	8,156	403	374	272	452	727
Mexico
Mortgages	7,937	172	158	124	225	340
Credit cards	2,039	233	220	154	297	365
Other	4,110	494	479	400	557	629
Hong Kong
Mortgages	102,533	—	—	—	—	1
Credit cards	8,249	268	254	216	385	496
Other	6,418	95	92	80	110	129
UAE
Mortgages	2,048	40	40	39	40	41
Credit cards	437	39	36	18	67	86
Other	700	19	17	11	24	29
France
Mortgages	21,112	51	50	50	51	52
Other	1,390	49	48	47	50	53
US
Mortgages	13,854	10	10	9	10	14
Credit cards	209	21	20	18	22	26
Canada[2]
Mortgages	25,353	60	58	56	64	99
Credit cards	307	10	10	9	12	12
Other	1,383	13	12	11	16	44

By geography at 31 Dec 2022
UK
Mortgages	147,306	204	188	183	189	399
Credit cards	6,518	455	434	396	442	719
Other	7,486	368	333	274	383	605
Mexico
Mortgages	6,319	152	127	102	183	270
Credit cards	1,616	198	162	97	233	289
Other	3,447	438	400	318	503	618
Hong Kong
Mortgages	100,107	1	1	—	1	1
Credit cards	8,003	261	227	180	417	648
Other	5,899	85	81	74	100	123
UAE
Mortgages	2,170	37	37	36	38	38
Credit cards	441	41	37	21	68	86
Other	718	17	17	15	19	22
France
Mortgages	21,440	51	50	50	51	52
Other	1,433	54	53	52	55	59
US
Mortgages	13,489	7	6	6	8	15
Credit cards	219	26	25	23	27	36
Canada[2]
Mortgages	25,163	45	44	43	46	58
Credit cards	299	10	9	8	11	11
Other	1,399	16	14	13	17	36
1    ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2 Classified as ‘assets held for sale’ at 31 December 2022 and 30 June 2023.
At 30 June 2023, the highest level of 100% scenario-weighted ECL was observed in the UK, Mexico and Hong Kong. Mortgages reflected the lowest level of ECL across most markets and scenarios, as collateral values remained resilient. Hong Kong mortgages had low levels of reported ECL due to the credit quality of the portfolio, and so ECL under the remaining scenarios were also negligible. Credit cards and ‘Other’ portfolios contributed to the largest proportion of ECL, as they generally have higher ECL and are more sensitive to economic forecasts. ECL sensitivity in Mexico increased under each of the scenarios aligned to the observed lending growth.
Group ECL sensitivity results
The ECL impact of the scenarios and management judgemental adjustments are highly sensitive to movements in economic forecasts. Based upon the sensitivity tables presented above, if the Group ECL balance (excluding wholesale stage 3, which is assessed individually) was estimated solely on the basis of the Central scenario, Upside scenario, Downside 1 scenario or the Downside 2 scenario at 30 June 2023, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2023	$bn	$bn
Reported ECL	3.1	2.7
Scenarios
100% consensus Central scenario	(0.1)	(0.3)
100% consensus Upside scenario	(0.6)	(0.9)
100% consensus Downside scenario	0.5	0.8
100% Downside 2 scenario	1.9	5.5

Total Group ECL at 31 Dec 2022
Reported ECL	3.0	3.1
Scenarios
100% consensus Central scenario	(0.2)	(0.5)
100% consensus Upside scenario	(0.6)	(1.1)
100% consensus Downside scenario	0.4	0.8
100% Downside 2 scenario	1.8	5.5
1    On the same basis as retail and wholesale sensitivity analysis.
At 30 June 2023, the Group reported ECL increased by $0.1bn in retail and decreased by $0.4bn in wholesale compared with 31 December 2022.
In both the retail and wholesale portfolios, the reduction in the Central scenario ECL was observed due to a higher assigned weighting to the scenario at 30 June 2023. For retail, there was minimal ECL change observed in the remaining scenarios.
In the wholesale portfolio, the uncertainty in relation to high inflation and interest rates was offset in some markets by the crystallisation of defaults in Hong Kong and the decrease of the corresponding downside uncertainty.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL.
The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/probability of default (‘PD’) movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayments’ represent the impact from volume movements within the Group’s lending portfolio.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
Transfers of financial instruments:	(22,336)	(491)	18,284	1,120	4,052	(629)	—	—	—	—
– transfers from stage 1 to stage 2	(82,829)	196	82,829	(196)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	61,112	(665)	(61,112)	665	—	—	—	—	—	—
– transfers to stage 3	(1,045)	4	(4,146)	718	5,191	(722)	—	—	—	—
– transfers from stage 3	426	(26)	713	(67)	(1,139)	93	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	437	—	(532)	—	(62)	—	—	—	(157)
New financial assets originated or purchased	207,739	(325)	—	—	—	—	—	—	207,739	(325)
Assets derecognised (including final repayments)	(137,067)	113	(18,659)	163	(2,216)	170	(14)	—	(157,956)	446
Changes to risk parameters – further lending/repayments	(47,927)	102	2,882	97	(65)	187	(44)	1	(45,154)	387
Changes to risk parameters – credit quality	—	212	—	(494)	—	(1,432)	—	13	—	(1,701)
Changes to models used for ECL calculation	—	(7)	—	(6)	—	—	—	—	—	(13)
Assets written off	—	—	—	—	(1,378)	1,378	—	—	(1,378)	1,378
Foreign exchange	16,358	(47)	3,260	(107)	252	(90)	—	—	19,870	(244)
Other[1,2]	18,386	(4)	1,373	5	65	(28)	(10)	(1)	19,814	(28)
At 30 Jun 2023	1,468,796	(1,267)	184,363	(3,464)	21,917	(7,455)	61	(25)	1,675,137	(12,211)
ECL income statement change for the period		532		(772)		(1,137)		14		(1,363)
Recoveries										136
Other										(115)
Total ECL income statement change for the period										(1,342)

	At 30 Jun 2023		6 months ended 30 Jun 2023
	Gross carrying/nominal amount	Allowance for ECL	ECL release/(charge)
	$m	$m	$m
As above	1,675,137	(12,211)	(1,342)
Other financial assets measured at amortised cost	960,249	(489)	(32)
Non-trading reverse purchase agreement commitments	65,562	—	—
Performance and other guarantees not considered for IFRS 9	—	—	25
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,700,948	(12,700)	(1,349)
Debt instruments measured at FVOCI	287,195	(125)	4
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,825)	(1,345)
1    Total includes $25.1bn of gross carrying loans and advances, which were classified from assets held for sale, and a corresponding allowance for ECL of $92m, reflecting the planned sale of our retail banking operations in France no longer meeting the definition of held for sale. For further details, see ‘Assets held for sale’ on page 68.
2    Total includes $3.9bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and corresponding allowance for ECL of $75m, reflecting the planned merger of our business in Oman. For further details, see ‘Assets held for sale’ on page 68.
As shown in the previous table, the allowance for ECL for loans and advances to customers and banks and relevant loan commitments and financial guarantees increased by $257m during the period, from $11,954m at 31 December 2022 to $12,211m at 30 June 2023.
This increase was driven by:
–$1,701m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages;
–foreign exchange and other movements of $272m;
–$157m relating to the net remeasurement impact of stage transfers; and
–$13m relating to changes to models used for ECL calculation.
These were partly offset by:
–$1,378m of assets written off; and
–$508m relating to volume movements, which included the ECL allowance associated with new originations, assets derecognised and further pending repayment.
The ECL charge for the period of $1,363m presented in the previous table consisted of $1,701m relating to underlying credit quality changes, including the credit quality impact of financial instruments transferring between stages, $157m relating to the net remeasurement impact of stage transfers and $13m relating to changes to models used for ECL calculation. These were partly offset by $508m relating to underlying net book volume.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	1,575,808	(1,552)	155,654	(3,323)	19,796	(6,928)	275	(64)	1,751,533	(11,867)
Transfers of financial instruments:	(98,940)	(794)	88,974	1,616	9,966	(822)	—	—	—	—
– transfers from stage 1 to stage 2	(225,458)	469	225,458	(469)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	128,170	(1,211)	(128,170)	1,211	—	—	—	—	—	—
– transfers to stage 3	(2,392)	9	(10,083)	1,132	12,475	(1,141)	—	—	—	—
– transfers from stage 3	740	(61)	1,769	(258)	(2,509)	319	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	735	—	(948)	—	(148)	—	—	—	(361)
New financial assets originated or purchased	483,484	(547)	—	—	—	—	26	(2)	483,510	(549)
Assets derecognised (including final repayments)	(318,585)	147	(37,900)	343	(2,806)	416	(98)	—	(359,389)	906
Changes to risk parameters – further lending/repayment	(65,646)	225	(6,977)	92	(593)	258	(61)	5	(73,277)	580
Changes to risk parameters – credit quality	—	400	—	(1,671)	—	(3,019)	—	32	—	(4,258)
Changes to models used for ECL calculation	—	4	—	(151)	—	13	—	—	—	(134)
Assets written off	—	—	—	—	(2,791)	2,791	(10)	10	(2,801)	2,801
Credit-related modifications that resulted in derecognition	—	—	—	—	(32)	9	—	—	(32)	9
Foreign exchange	(81,954)	59	(8,811)	170	(1,395)	323	(3)	1	(92,163)	553
Other[1,2]	(60,524)	66	(13,717)	162	(938)	158	—	(20)	(75,179)	366
At 31 Dec 2022	1,433,643	(1,257)	177,223	(3,710)	21,207	(6,949)	129	(38)	1,632,202	(11,954)
ECL income statement change for the period		964		(2,335)		(2,480)		35		(3,816)
Recoveries										316
Other										(28)
Total ECL income statement change for the period[3]										(3,528)

	At 31 Dec 2022		12 months ended 31 Dec 2022
	Gross carrying/nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,632,202	(11,954)	(3,528)
Other financial assets measured at amortised cost	954,934	(493)	(38)
Non-trading reverse purchase agreement commitments	44,921	—	—
Performance and other guarantees not considered for IFRS 9	—	—	39
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,632,057	(12,447)	(3,527)
Debt instruments measured at FVOCI	265,147	(126)	(57)
Total allowance for ECL/total income statement ECL change for the period	n/a	(12,573)	(3,584)
1    Total includes $82.7bn of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $426m, reflecting business disposals as disclosed on page 68.
2    Includes $8.9bn of gross carrying amounts of stage 1 loans and advances to banks, representing the balance maintained with the Bank of England to support Bacs along with Faster Payments and the cheque-processing Image Clearing System in the UK. This balance was previously reported under ‘Cash and balances at central banks’. Comparatives have not been restated.
3    The 31 December 2022 total ECL income statement change of $3,528m is attributable to $1,069m for the six months ended 30 June 2022 and $2,459m to the six months ended 31 December 2022.
Credit quality of financial instruments
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, though typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the following table. Personal lending credit quality is disclosed based on a 12-month point-in-time PD adjusted for multiple economic scenarios. The credit quality classifications for wholesale lending are based on internal credit risk ratings.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfac-tory	Sub-standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	514,425	210,675	199,372	26,747	20,077	971,296	(11,738)	959,558
– stage 1	484,205	173,801	145,995	4,375	—	808,376	(1,106)	807,270
– stage 2	30,220	36,874	53,377	22,372	—	142,843	(3,269)	139,574
– stage 3	—	—	—	—	20,016	20,016	(7,338)	12,678
– POCI	—	—	—	—	61	61	(25)	36
Loans and advances to banks at amortised cost	89,733	4,282	5,614	1,282	84	100,995	(74)	100,921
– stage 1	89,658	4,181	5,467	317	—	99,623	(18)	99,605
– stage 2	75	101	147	965	—	1,288	(33)	1,255
– stage 3	—	—	—	—	84	84	(23)	61
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	814,096	80,611	60,807	3,968	767	960,249	(489)	959,760
– stage 1	813,916	78,629	53,012	345	—	945,902	(96)	945,806
– stage 2	180	1,982	7,795	3,623	—	13,580	(147)	13,433
– stage 3	—	—	—	—	757	757	(237)	520
– POCI	—	—	—	—	10	10	(9)	1
Loans and other credit-related commitments	412,775	144,157	83,471	7,518	1,605	649,526	(348)	649,178
– stage 1	401,616	134,384	71,762	2,310	—	610,072	(135)	609,937
– stage 2	11,159	9,773	11,709	5,208	—	37,849	(150)	37,699
– stage 3	—	—	—	—	1,605	1,605	(63)	1,542
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,195	4,846	4,810	819	212	18,882	(51)	18,831
– stage 1	8,020	4,466	3,502	147	—	16,135	(8)	16,127
– stage 2	175	380	1,308	672	—	2,535	(12)	2,523
– stage 3	—	—	—	—	212	212	(31)	181
– POCI	—	—	—	—	—	—	—	—
At 30 Jun 2023	1,839,224	444,571	354,074	40,334	22,745	2,700,948	(12,700)	2,688,248
Debt instruments at FVOCI[1]
– stage 1	278,748	12,202	7,362	—	—	298,312	(74)	298,238
– stage 2	107	13	229	1,732	—	2,081	(50)	2,031
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 30 Jun 2023	278,855	12,215	7,591	1,732	7	300,400	(125)	300,275
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (continued)
	Gross carrying/notional amount
	Strong	Good	Satisfa-ctory	Sub- standard	Credit impaired	Total	Allowance for ECL	Net
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	492,711	196,735	196,486	29,443	19,633	935,008	(11,447)	923,561
– stage 1	458,706	170,055	142,408	5,130	—	776,299	(1,092)	775,207
– stage 2	34,005	26,680	54,078	24,313	—	139,076	(3,488)	135,588
– stage 3	—	—	—	—	19,504	19,504	(6,829)	12,675
– POCI	—	—	—	—	129	129	(38)	91
Loans and advances to banks at amortised cost	92,675	4,833	5,643	1,311	82	104,544	(69)	104,475
– stage 1	92,377	4,465	5,466	415	—	102,723	(18)	102,705
– stage 2	298	368	177	896	—	1,739	(29)	1,710
– stage 3	—	—	—	—	82	82	(22)	60
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	808,573	75,298	67,462	2,804	797	954,934	(493)	954,441
– stage 1	807,893	70,794	59,887	224	—	938,798	(95)	938,703
– stage 2	680	4,504	7,575	2,580	—	15,339	(165)	15,174
– stage 3	—	—	—	—	797	797	(233)	564
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	402,972	132,402	74,410	7,632	1,372	618,788	(386)	618,402
– stage 1	398,120	121,581	60,990	2,692	—	583,383	(141)	583,242
– stage 2	4,852	10,821	13,420	4,940	—	34,033	(180)	33,853
– stage 3	—	—	—	—	1,372	1,372	(65)	1,307
– POCI	—	—	—	—	—	—	—	—
Financial guarantees	8,281	4,669	4,571	1,013	249	18,783	(52)	18,731
– stage 1	8,189	4,245	3,488	149	—	16,071	(6)	16,065
– stage 2	92	424	1,083	864	—	2,463	(13)	2,450
– stage 3	—	—	—	—	249	249	(33)	216
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2022	1,805,212	413,937	348,572	42,203	22,133	2,632,057	(12,447)	2,619,610
Debt instruments at FVOCI[1]
– stage 1	260,411	9,852	5,446	—	—	275,709	(66)	275,643
– stage 2	243	105	284	1,910	—	2,542	(60)	2,482
– stage 3	—	—	—	—	5	5	(1)	4
– POCI	—	—	—	—	2	2	—	2
At 31 Dec 2022	260,654	9,957	5,730	1,910	7	278,258	(127)	278,131
1    For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Non-trading VaR, 99% 1 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2023	156.3	84.3	(66.6)	173.9
Average	134.8	69.0	(49.8)	153.9
Maximum	158.9	84.3		185.7
Minimum	108.8	55.2		127.0

Half-year to 30 Jun 2022	113.3	53.3	(45.7)	120.8
Average	148.4	61.9	(36.7)	173.7
Maximum	225.5	84.7		265.3
Minimum	109.2	50.3		119.1

Half-year to 31 Dec 2022	159.8	56.6	(45.3)	171.1
Average	121.2	52.1	(35.1)	138.2
Maximum	159.8	59.1		183.7
Minimum	98.3	43.4		106.3
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2023	18.9	64.9	23.5	16.1	(55.6)	67.8
Average	16.7	51.9	17.5	11.1	(41.5)	55.7
Maximum	23.5	74.8	23.5	16.1		82.4
Minimum	10.6	33.9	14.9	7.7		42.2

Half-year to 30 Jun 2022	11.3	26.8	14.6	16.1	(32.5)	36.3
Average	14.2	26.3	14.5	19.1	(35.1)	39.1
Maximum	29.2	33.9	19.2	27.9		55.6
Minimum	5.7	20.3	11.5	12.0		29.1

Half-year to 31 Dec 2022	15.4	40.0	18.6	11.9	(36.4)	49.5
Average	13.0	32.7	17.7	14.6	(33.1)	45.0
Maximum	18.3	73.3	24.8	23.9		78.3
Minimum	9.1	20.2	13.9	9.1		34.0
1    When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other[1]	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	109,737	4,245	5,734	7,204	126,920
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	95,693	3,915	4,137	1,202	104,947
– derivatives	272	6	—	7	285
– financial investments – at amortised cost	1,296	87	1,200	4,338	6,921
– financial assets at fair value through other comprehensive income	9,099	—	3	621	9,723
– other financial assets	3,377	237	394	1,036	5,044
Insurance contract assets	5	174	—	—	179
Reinsurance contract assets	—	4,928	—	—	4,928
Other assets and investment properties	2,717	67	31	1,394	4,209
Total assets at 30 Jun 2023	112,459	9,414	5,765	8,598	136,236
Liabilities under investment contracts designated at fair value	—	—	5,131	—	5,131
Insurance contract liabilities	111,427	3,868	—	—	115,295
Reinsurance contract liabilities	—	780	—	—	780
Deferred tax	24	8	—	1	33
Other liabilities	—	—	—	7,336	7,336
Total liabilities	111,451	4,656	5,131	7,337	128,575
Total equity	—	—	—	7,661	7,661
Total liabilities and equity at 30 Jun 2023	111,451	4,656	5,131	14,998	136,236

Financial assets	102,539	4,398	6,543	7,109	120,589
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	89,671	3,749	4,916	1,088	99,424
– derivatives	432	9	21	15	477
– financial investments – at amortised cost	981	165	1,221	4,660	7,027
– financial assets at fair value through other comprehensive income	9,030	—	—	569	9,599
– other financial assets	2,425	475	385	777	4,062
Insurance contract assets	4	130	—	—	134
Reinsurance contract assets	—	4,413	—	—	4,413
Other assets and investment properties	2,443	60	30	1,666	4,199
Total assets at 31 Dec 2022	104,986	9,001	6,573	8,775	129,335
Liabilities under investment contracts designated at fair value	—	—	5,374	—	5,374
Insurance contract liabilities	104,662	3,766	—	—	108,428
Reinsurance contract liabilities	—	748	—	—	748
Deferred tax	23	—	—	2	25
Other liabilities	—	—	—	7,524	7,524
Total liabilities	104,685	4,514	5,374	7,526	122,099
Total equity	—	—	—	7,236	7,236
Total liabilities and equity at 31 Dec 2022~~3~~	104,685	4,514	5,374	14,762	129,335
1    ‘Life other’ mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature ('DPF') contracts.
2    ‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
3    From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.